Supplement dated July 29, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity contracts issued by Empower Annuity Insurance Company of America

Variable Annuity-1 Series Account

Supplement dated July 29, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity contracts issued by Empower Life & Annuity Insurance Company of New York

Variable Annuity-1 Series Account of New York

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus.

The purpose of this Supplement is to announce a portfolio name change and a portfolio investment adviser change impacting Portfolios available under your Contract.

Portfolio Name Change:

On or about July 29, 2026, a Portfolio available under your Contract will change its name as follows:

CURRENT FUND NAME	NEW FUND NAME
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio

After July 29, 2026, all references to the Portfolio in your Prospectuses are hereby replaced with the new fund name.

Portfolio Investment Adviser Change:

Effective immediately, the following information in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard Variable Insurance Funds - Small Company Growth Portfolio - T. Rowe Price Associates, Inc. and Vanguard Portfolio Management	0.29%	6.10%	3.81%	9.61%

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If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-838-0650. You may also obtain portfolio prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.